LEGAL SETTLEMENTS (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Impairment Of Long Lived Assets And Contingent Consideration [Abstract]
Legal Settlements Acquisition And Restructuring And Impairment	$ 25	$ 227
Modafinil Additional Legal Settlement Expenses	$ 282